Share-based Payments - Share options outstanding by range of exercise prices (Details)	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	24,399	67,372	458,174
Options outstanding, weighted average exercise price (USD per share)	$ 0.73	$ 0.75	$ 2.65
Options exercisable, number (shares) | shares	24,399	67,372
Options exercisable, weighted average exercise price (USD per share)	$ 0.73	$ 0.75
Options exercisable, weighted average remaining years (in years)	2.72	3.92
$0.59 - 0.66
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, number (shares) | shares	21,997	53,037
Options outstanding, weighted average exercise price (USD per share)	$ 0.62
Options exercisable, number (shares) | shares	21,997	53,037
Options exercisable, weighted average exercise price (USD per share)		$ 0.61
Options exercisable, weighted average remaining years (in years)	2.66	3.64
$0.59 - 0.66 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 0.59	$ 0.59
$0.59 - 0.66 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	0.66	0.66
1.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 1.14	$ 1.14
Options outstanding, number (shares) | shares	1,673	13,606
Options outstanding, weighted average exercise price (USD per share)	$ 1.14
Options exercisable, number (shares) | shares	1,673	13,606
Options exercisable, weighted average exercise price (USD per share)		$ 1.14
Options exercisable, weighted average remaining years (in years)	4.07	5.07
$3.18
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, exercise price (USD per share)	$ 3.18	$ 3.18
Options outstanding, number (shares) | shares	729	729
Options outstanding, weighted average exercise price (USD per share)	$ 3.18
Options exercisable, number (shares) | shares	729	729
Options exercisable, weighted average exercise price (USD per share)		$ 3.18
Options exercisable, weighted average remaining years (in years)	1.33	2.33